International Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Australia (1.0%)
	WiseTech Global Ltd.	561,705	28,966
Austria (0.7%)
	Erste Group Bank AG	286,103	19,790
Belgium (1.9%)
*	Argenx SE	64,369	37,984
	UCB SA	70,841	12,473
	Umicore SA	577,070	5,978
			56,435
Brazil (1.7%)
*	NU Holdings Ltd. Class A	4,366,686	44,715
	Raia Drogasil SA	1,697,194	5,666
			50,381
Canada (2.4%)
*	Shopify Inc. Class A (XTSE)	463,387	44,200
	Toronto-Dominion Bank	297,940	17,853
	Canadian National Railway Co.	93,610	9,110
			71,163
China (11.7%)
	BYD Co. Ltd. Class H	1,906,000	96,513
*	PDD Holdings Inc. ADR	574,972	68,048
*,1	Meituan Class B	3,052,092	61,416
	Tencent Holdings Ltd.	930,200	59,436
*,1	Wuxi Biologics Cayman Inc.	4,103,500	14,352
	Tencent Music Entertainment Group ADR	745,403	10,741
	Full Truck Alliance Co. Ltd. ADR	740,642	9,458
	Contemporary Amperex Technology Co. Ltd. Class A	265,300	9,285
	Shenzhen Inovance Technology Co. Ltd. Class A	945,121	8,890
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,655,400	4,506
			342,645
Denmark (4.6%)
	DSV A/S	210,698	40,745
	Novo Nordisk A/S Class B	489,134	33,446
*	Vestas Wind Systems A/S	1,928,077	26,674
	Ambu A/S Class B	904,014	15,532
*	Genmab A/S	67,459	13,142
*	Zealand Pharma A/S	75,843	5,696
			135,235
France (4.7%)
	Hermes International SCA	14,751	38,812
	L'Oreal SA (XPAR)	79,768	29,649
	Schneider Electric SE	113,063	26,100
	Legrand SA	130,621	13,833
	Sanofi SA	118,477	13,118
	EssilorLuxottica SA	42,314	12,193
*	SOITEC	60,821	3,253
			136,958
Germany (4.0%)
	SAP SE	151,240	40,525
	Bayerische Motoren Werke AG (XETR)	235,042	18,953
	Infineon Technologies AG	465,031	15,502
	Siemens AG (Registered)	65,926	15,225
*,1	Delivery Hero SE	573,579	13,753
	Beiersdorf AG	89,273	11,533
*	Jumia Technologies AG ADR	477,446	1,026
			116,517

International Portfolio
		Shares	Market Value ($000)
Hong Kong (1.0%)
	AIA Group Ltd.	3,791,800	28,703
India (2.7%)
	HDFC Bank Ltd.	2,014,969	42,952
*	MakeMyTrip Ltd.	183,853	18,016
	Reliance Industries Ltd.	1,087,968	16,175
*,2,3	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	1,030
			78,173
Indonesia (0.4%)
	Bank Central Asia Tbk PT	22,487,900	11,489
Israel (0.6%)
*	Wix.com Ltd.	100,217	16,374
Italy (2.9%)
	Ferrari NV	115,205	49,200
	FinecoBank Banca Fineco SpA	801,773	15,880
	Prysmian SpA	187,516	10,322
	Brunello Cucinelli SpA	88,557	10,174
			85,576
Japan (7.4%)
	Mitsubishi UFJ Financial Group Inc.	2,374,800	32,377
	Advantest Corp.	724,600	32,300
	Sony Group Corp.	905,600	22,914
	Disco Corp.	83,200	16,991
	KDDI Corp.	869,400	13,733
	ITOCHU Corp.	268,000	12,441
	MS&AD Insurance Group Holdings Inc.	571,900	12,437
	Keyence Corp.	26,400	10,381
	Bridgestone Corp.	224,000	8,999
	Recruit Holdings Co. Ltd.	171,700	8,896
	FUJIFILM Holdings Corp.	462,800	8,867
	Terumo Corp.	425,700	8,010
	SBI Holdings Inc.	293,000	7,912
	SMC Corp.	18,200	6,513
	Daikin Industries Ltd.	48,100	5,220
	Shimano Inc.	30,900	4,339
[4]	Kokusai Electric Corp.	223,900	3,706
			216,036
Netherlands (6.9%)
*,1	Adyen NV	55,723	85,412
	ASML Holding NV	107,460	71,114
	EXOR NV	354,365	32,181
	Heineken NV	171,254	13,964
			202,671
Norway (0.6%)
	DNB Bank ASA	524,863	13,811
*,1	AutoStore Holdings Ltd.	5,309,709	4,680
			18,491
Singapore (2.4%)
*	Sea Ltd. ADR	529,599	69,107
South Korea (2.0%)
*	Coupang Inc.	2,446,084	53,643
	Samsung SDI Co. Ltd. (XKRX)	25,662	3,316
			56,959
Spain (1.2%)
	Banco Bilbao Vizcaya Argentaria SA	1,543,517	21,065
	Iberdrola SA (XMAD)	826,841	13,352
			34,417
Sweden (6.2%)
*	Spotify Technology SA	208,343	114,595
	Atlas Copco AB Class A	3,391,513	54,174
	Svenska Handelsbanken AB Class A	587,716	6,642
	Kinnevik AB Class B	940,952	6,642
			182,053

International Portfolio
		Shares	Market Value ($000)
Switzerland (4.4%)
	Roche Holding AG	91,524	30,123
*	Galderma Group AG	191,264	20,213
	Cie Financiere Richemont SA Class A (Registered)	112,964	19,720
[1]	VAT Group AG	39,224	14,139
	Alcon AG	133,257	12,644
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	932	12,600
	Lonza Group AG (Registered)	17,939	11,082
	Temenos AG (Registered)	122,094	9,480
			130,001
Taiwan (5.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,485,000	154,474
United Kingdom (8.5%)
	Shell plc	928,643	33,983
*	Wise plc Class A	2,720,123	33,389
	Unilever plc (XLON)	290,840	17,354
	AstraZeneca plc	113,969	16,736
	Haleon plc	3,291,394	16,622
	RELX plc	314,445	15,795
	GSK plc	730,178	13,954
	Reckitt Benckiser Group plc	196,831	13,310
*,2,3	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	12,727
	Diageo plc	461,497	12,060
	Lloyds Banking Group plc	11,610,873	10,890
	Rio Tinto plc	181,000	10,862
	National Grid plc	725,051	9,458
	Bunzl plc	226,450	8,711
*	Ocado Group plc	2,151,007	7,876
	Whitbread plc	194,735	6,203
*,4	ARM Holdings plc ADR	49,558	5,292
	Burberry Group plc	375,693	3,784
			249,006
United States (10.7%)
*	MercadoLibre Inc.	60,916	118,839
	NVIDIA Corp.	385,526	41,783
	Microsoft Corp.	111,205	41,745
*	Elastic NV	320,881	28,591
*	Atlassian Corp. Ltd. Class A	79,033	16,772
	Booking Holdings Inc.	2,844	13,102
*	Liberty Media Corp.-Liberty Formula One Class C	129,398	11,647
*	Moderna Inc.	373,768	10,597
*	Lululemon Athletica Inc.	26,900	7,614
*	Illumina Inc.	77,792	6,172
*	Block Inc. (XNYS)	109,659	5,958
*,4	Mobileye Global Inc. Class A	324,695	4,674
	Ferguson Enterprises Inc.	29,021	4,650
			312,144
Total Common Stocks (Cost $2,543,319)			2,803,764
Preferred Stock (0.6%)
	Sartorius AG Preference Shares (Cost $45,929)	74,666	17,406

International Portfolio
		Shares	Market Value ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[5,6]	Vanguard Market Liquidity Fund, 4.342% (Cost $94,071)	940,726	94,063
Total Investments (99.7%) (Cost $2,683,319)			2,915,233
Other Assets and Liabilities—Net (0.3%)			9,943
Net Assets (100%)			2,925,176
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $198,258, representing 6.8% of net assets.
2	Restricted securities totaling $13,757, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,361.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $8,970 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	18	5,088	(35)
MSCI EAFE Index	June 2025	404	48,809	(1,473)
MSCI Emerging Markets Index	June 2025	387	21,494	(643)
				(2,151)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	6/18/25	USD	112	CHF	97	1	—
BNP Paribas	6/18/25	USD	2,016	EUR	1,850	7	—
Toronto-Dominion Bank	6/18/25	USD	860	SEK	8,590	1	—
						9	—
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

International Portfolio
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	433,688	—	—	433,688
Common Stocks—Other	366,300	1,990,019	13,757	2,370,076
Preferred Stock	—	17,406	—	17,406
Temporary Cash Investments	94,063	—	—	94,063
Total	894,051	2,007,425	13,757	2,915,233
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	9	—	9
Liabilities
Futures Contracts[1]	(2,151)	—	—	(2,151)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.